Supplement to
the Spartan®
Municipal Funds
February 28, 2001
Prospectus

The following information replaces the information found under the heading "Fundamental Investment Policies" in the "Fund Basics" section on page 15.

Spartan Short-Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Spartan Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

Spartan Municipal Income Fund seeks to provide a high current yield exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.

LIM/HIY-01-02 September 29, 2001
1.482103.106

Supplement to
Fidelity's Michigan Municipal Fund's
February 28, 2001
Prospectus

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Michigan Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Michigan Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. Municipal securities whose interest is exempt from federal and Michigan income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Michigan Municipal Money Market Fund beginning on page 11.

Michigan Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Michigan personal income tax, as is consistent with the preservation of capital.

The following information replaces the information for Spartan Michigan Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Spartan Michigan Municipal Income Fund seeks a high level of current income exempt from federal income tax and Michigan personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

MIS/MIF-01-05 September 29, 2001
1.475738.107

Supplement to
Fidelity's Ohio Municipal Funds
February 28, 2001
Prospectus

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Ohio Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Ohio Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. Municipal securities whose is exempt from federal and Ohio income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Ohio Municipal Money Market Fund beginning on page 11.

Ohio Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Ohio Municipal Income Fund on page 12.

Spartan Ohio Municipal Income Fund seeks a high level of current income exempt from federal income tax and Ohio personal income tax by investing primarily in investment-grade municipal bonds. The fund also seeks income exempt from certain business or corporate taxes. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

OFS/OFR-01-05 September 29, 2001
1.475823.106

Supplement to the
Spartan® Minnesota Municipal Income Fund
February 28, 2001
Prospectus

The following information replaces the information for Spartan Minnesota Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 8.

Spartan Minnesota Municipal Income Fund seeks a high level of current income exempt from federal income tax and Minnesota personal income tax by investing primarily in investment-grade municipal bonds. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Minnesota personal income taxes.

MNF-01-02 September 29, 2001
1.479537.103

Supplement to the Spartan® Pennsylvania Municipal Funds
February 28, 2001
Prospectus

The following information replaces the third bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan Pennsylvania Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 8.

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Pennsylvania personal income tax and invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Pennsylvania income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 12.

Spartan Pennsylvania Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital.

The following information replaces the information for Spartan Pennsylvania Municipal Income Fund found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 12.

Spartan Pennsylvania Municipal Income Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with its investment characteristics. FMR anticipates that the fund ordinarily will be fully invested in obligations whose interest is exempt from federal income tax and Pennsylvania personal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal and Pennsylvania personal income taxes.

PFR-01-06 September 29, 2001
1.479534.108